Offerings - Offering: 1	Feb. 13, 2026 USD ($) shares
Offering:
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	107,706,700
Proposed Maximum Offering Price per Unit	1.02305
Maximum Aggregate Offering Price	$ 110,189,339.44
Fee Rate	0.01381%
Amount of Registration Fee	$ 15,217.15
Offering Note	The shares of common stock will be offered for resale by the selling stockholders pursuant to the prospectus contained in the registration statement to which this exhibit is attached. The registration statement registers the resale of an aggregate of 107,706,700 shares of the Registrant’s common stock, which consists of (i) 26,926,675 shares of the Registrant’s common stock issuable upon conversion of 20,195 shares of the Registrant’s Series B convertible non-redeemable preferred stock (or, in certain circumstance, pre-funded warrants), (ii) 26,926,675 shares of the Registrant’s common stock issuable upon the exercise of outstanding Series A warrants (or, in certain circumstances, pre-funded warrants), (iii) 26,926,675 shares of the Registrant’s common stock issuable upon the exercise of outstanding Series B warrants (or, in certain circumstances, pre-funded warrants), and (iv) 26,926,675 shares of the Registrant’s common stock issuable upon the exercise of outstanding Series C warrants (or, in certain circumstances, pre-funded warrants). Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares of common stock being registered hereunder include such indeterminate number of shares of common stock as may be issuable upon stock splits, stock dividends, or other distribution, recapitalization or similar events.
(2)This estimate is made pursuant to Rule 457(c) of the Securities Act solely for purposes of calculating the registration fee. The proposed maximum offering price per share and the maximum aggregate offering price are based upon the average of the high and low sales prices of the Registrant’s common stock on February 11, 2026, as reported on the Nasdaq Capital Market.